Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets
Schedule of intangible assets

(€ million)	Exploration rights	Industrial patents and intellectual property rights	Other intangible assets with definite useful lives	Intangible assets with definite useful lives	Goodwill	Other intangible assets with indefinite useful lives	Total
2024
Net carrying amount - beginning of the year	663	450	2,107	3,220	3,133	26	6,379
Additions	14	31	441	486			486
Depreciation capitalized			4	4			4
Amortization (*)	(6)	(98)	(289)	(393)			(393)
Impairments	(10)		(12)	(22)	(9)		(31)
Write-off	(153)		(2)	(155)			(155)
Changes in the scope of consolidation			73	73	36		109
Currency translation differences	31		12	43			43
Other changes	(5)	14	(24)	(15)	7		(8)
Net carrying amount - end of the year	534	397	2,310	3,241	3,167	26	6,434
Gross carrying amount - end of the year	1,197	2,166	5,190	8,553
Provisions for amortization and impairment	663	1,769	2,880	5,312
2023
Net carrying amount - beginning of the year	793	176	1,394	2,363	3,138	24	5,525
Additions	20	41	415	476			476
Amortization	(8)	(92)	(255)	(355)			(355)
Impairments	(22)		(17)	(39)	(6)		(45)
Reversals	11			11			11
Write-off	(85)		(3)	(88)			(88)
Changes in the scope of consolidation		291	461	752	25	2	779
Currency translation differences	(19)		(1)	(20)			(20)
Other changes	(27)	34	113	120	(24)		96
Net carrying amount - end of the year	663	450	2,107	3,220	3,133	26	6,379
Gross carrying amount - end of the year	1,295	2,119	4,674	8,088
Provisions for amortization and impairment	632	1,669	2,567	4,868

(*) Before capitalization of depreciation.

Schedule of amortization rates used
(%)
Exploration rights	UOP
Concessions, licenses, trademarks and similar items	3	-	33
Industrial patents and intellectual property rights	20	-	33
Capitalized costs for customer acquisition	17	-	33
Other intangible assets	3	-	20

Schedule of goodwill
(€ million)	December 31, 2024	December 31, 2023
Plenitude	2,916	2,909
Enilive	121	100
Chemical	117	112
Others	13	12
	3,167	3,133

Exploration rights
Intangible assets
Schedule of intangible assets
(€ million)	December 31, 2024	December 31, 2023
Proved licence and leasehold property acquisition costs	79	91
Unproved licence and leasehold property acquisition costs	455	572
	534	663